5. EQUITY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Proceeds from issuance of common stock and warrants			$ (85,769)	$ (163,161)		$ 9,628,505	$ 2,759,355
Adjustment of warrants						0	345,841
RSU's vested			46,125
Unrecognized stock option expense						$ 1,900,983
Weighted average remaining vesting period						1 year 3 months 7 days
Stock Based Compensation	$ 336,496	$ 283,534	$ 599,658	564,445		$ 1,260,769	2,186,309
Stock issued for services, value						33,600
Loss on share for warrant exchanges	$ 0	$ (10,425)	$ 0	$ (130,214)		$ (130,215)	0
Restricted Stock Units (RSUs) [Member]
RSU's vested						46,125
RSU's exchanged						168,309
RSU's cancelled in exchange for withholding tax						44,983
Optioins cancelled for withholding tax						$ 52,998
Stock Based Compensation						$ 1,212,794	$ 2,076,535
Restricted Stock [Member]
Stock issued for services, shares					15,000
Stock issued for services, value					$ 33,600
Warrant [Member]
RSU's granted						5,618,182	749,825
Warrant exercise price	$ 1.77		$ 1.77			$ 1.80	$ 3.64	$ 6.68
Amendment of November 2014 Investment Documents [Member]
Warrants issued						30,000
Fair value of warrants						$ 111,900
December 2016 10% Convertible Notes [Member]
Warrants issued						127,575
Fair value of warrants						$ 380,174
March 2017 Equity Financing [Member]
Warrants issued						575,000
Fair value of warrants						$ 1,493,390
2010 Stock Incentive Plan
Shares authorized						3,170,000
Shares available for issuance						2,272,393
Stock based compensation expense						$ 2,076,535
2005 Director Compensation Plan [Member]
Options exercised						5,000
2000 Stock Option Plan
Shares available for future issuance						9,800
Amendment of December 2014 Warrants [Member]
Adjustment of warrants						$ 345,841
March 2017 Equity Financing [Member]
Proceeds from issuance of common stock and warrants						$ 1,804,250
Number of securities that warrants may convert to						575,000
Reduction of price [Member] | March 2017 Equity Financing [Member]
Fair value of warrants						$ 219,048
Warrant exchange [Member] | March 2017 Equity Financing [Member]
Warrants issued						(264,000)
Fair value of warrants						$ 528,000
October 2017 Public Offering [Member]
Stock sold new, shares issued						5,454,546
Warrants issued						5,454,546
Proceeds from sale of stock						$ 5,289,735
Warrant exercise price						$ 1.10
H.C. Wainwright [Member]
Proceeds from issuance of common stock and warrants						$ 2,104,968	$ 955,206
Stock sold new, shares issued						941,504	216,078
Three Investors [Member]
Stock issued for exercise of warrants, shares issued						2,660
Stock issued upon conversion of warrants						2,660
Outside Directors and Executive Officers [Member]
RSU's exchanged for common stock, RSU's exchanged							149,864
RSU's exchanged for common stock, Common stock issued							149,864
James A. Joyce [Member]
RSU's granted						634,000
RSU's vested						158,500
Rodney S. Kenley [Member]
RSU's granted						52,000
RSU's vested						13,000
James B. Frakes [Member]
RSU's granted						52,000
RSU's vested						13,000
Executives [Member] | Restricted Stock Units (RSUs) [Member]
RSU's exchanged						184,500
RSU's cancelled						97,238
RSU's cancelled, common stock issued						87,262
Executives [Member] | Common Stock [Member]
RSU's cancelled in exchange for withholding tax						87,262
Shares exchanged, shares issued						184,500
Four Investors [Member] | October 2017 Public Offering [Member]
Warrants exercised, shares						2,160,350
Proceeds from warrant exercises						$ 2,233,802
Two Investors [Member] | Restricted Stock [Member]
Shares exchanged, shares issued						11,497
Convertible note maturity date						Jul. 01, 2019
Convertible note conversion price						$ 3.00
Two Investors [Member] | Warrant [Member]
Shares exchanged, shares converted						22,993
Two Institutional Investors [Member] | Restricted Stock [Member]
Shares exchanged, shares issued						57,844
Two Institutional Investors [Member] | Warrant [Member]
Shares exchanged, shares converted						77,125
Former Placement Agent [Member] | Restricted Stock [Member]
Shares exchanged, shares issued						5,500
Former Placement Agent [Member] | Warrant [Member]
Shares exchanged, shares converted						11,000
Outside Directors [Member] | Restricted Stock Units (RSUs) [Member]
Shares exchanged, shares converted						168,309
Outside Directors [Member] | Common Stock [Member]
Shares exchanged, shares issued						168,309
Chief Executive Officer [Member]
RSU's cancelled in exchange for withholding tax						35,326
Restricted stock issued for cancellation of previously recorded stock share issuance						32,674
Outside Director [Member]
RSU's cancelled in exchange for withholding tax						44,983
Optioins cancelled for withholding tax						$ 52,998
One Outside Director [Member]
Optioins cancelled for withholding tax						$ 52,998
One Outside Director [Member] | Restricted Stock Units (RSUs) [Member]
RSU's cancelled in exchange for withholding tax						44,983
Four Employees [Member]
Options issued						34,500
Option exercise price						$ 1.68